Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Units, Beginning Balance	34,078
Weighted Average Grant Date Fair Value, Beginning balance Outstanding	$ 17.40
Units, Granted	520,529
Weighted Average Grant Date Fair Value, Granted	$ 7.03
Exercised	(125,427)
Weighted Average Grant Date Fair Value, Exercised	$ 11.91
Units, Forfeited	(14,751)
Weighted Average Grant Date Fair Value, Forfeited	$ 8.49
Outstanding Units, Ending Balance	414,429	34,078
Weighted Average Grant Date Fair Value, Ending balance Outstanding	$ 7.45	$ 17.40
Units, Exercised	125,427
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Units, Beginning Balance	34,078
Weighted Average Grant Date Fair Value, Beginning balance Outstanding	$ 17.40
Units, Granted		42,504
Weighted Average Grant Date Fair Value, Granted		$ 26.50
Exercised		8,179
Weighted Average Grant Date Fair Value, Exercised		$ 58.60
Units, Forfeited		(247)
Weighted Average Grant Date Fair Value, Forfeited		$ 218.40
Outstanding Units, Ending Balance		34,078
Weighted Average Grant Date Fair Value, Ending balance Outstanding		$ 17.40
Units, Exercised		(8,179)